Schedule of Earnings Per Share, Diluted (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended				6 Months Ended				12 Months Ended
	Sep. 30, 2025		Sep. 30, 2024		Sep. 30, 2025		Sep. 30, 2024		Mar. 31, 2025		Mar. 31, 2024
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income (loss) attributable to Beneficient common shareholders - Basic	$ (3,629)	[1]	$ 12,914	[1]	$ (68,705)	[1]	$ 60,581	[1]	$ 51,162	[2]	$ (2,095,641)	[2]
Less: Net income (loss) attributable to noncontrolling interests - Ben	(18,971)		(7,590)		(51,167)		(15,303)		(69,789)		(579,332)
Plus: Noncontrolling interest guaranteed payment	4,693	[1]	4,423	[1]	9,317	[1]	8,779	[1]	17,824	[2]	16,793	[2]
Net income (loss) attributable to Beneficient common shareholders - Diluted			$ 14,270				$ 59,106		$ 34,111
Series B Preferred Stock [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Dilutive effect			165,036				165,036		648,924
Class S Ordinary [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Dilutive effect			66,982				66,982		66,982
Class S Preferred [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Dilutive effect			605				605		605
Preferred Series A Subclass 0 [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Dilutive effect			102,832,018				77,582,588		123,683,109
Preferred Series A Subclass 1 [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Dilutive effect			330,926,963				249,670,975		398,028,517
Restricted Stock Units (RSUs) [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Dilutive effect			561,766				296,608		570,673
Common Class A and B [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Basic weighted average of common shares outstanding (Class A and Class B)			4,361,694				4,150,127		5,866,376
Diluted weighted average of common shares outstanding (Class A and Class B)			438,915,064				331,932,921		528,865,186
Diluted net income (loss) attributable to Beneficient per common share (Class A and Class B)			$ 0.03				$ 0.18		$ 0.06
Consolidated Entity, Excluding Consolidated VIE [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Less: Net income (loss) attributable to noncontrolling interests - Ben	$ (9,191)		$ (3,067)		$ (25,175)		$ (10,254)		$ (34,875)	[2]	$ (535,157)	[2]

[1]	Includes amounts eliminated in consolidation.
[2]	Includes amounts eliminated in consolidation.